Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial instruments fair value	$ 1,059,923	$ 665,242
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	1,177,913	3,691,084
Financial instruments fair value	214,337	597,882
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	831,385	54,460
Financial instruments fair value	831,385	54,460
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	1,260,835	1,103,724
Financial instruments fair value	$ 14,200	$ 12,900